Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Dividends [Abstract]
Summary of interim financial reporting

			2025			2024			2023
	Paid/payable	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m
First interim	10 July 2025	16.00	650	11 July 2024	15.00	612	13 July 2023	14.00	567
Second interim	9 October 2025	16.00	646	10 October 2024	15.00	612	12 October 2023	14.00	568
Third interim	8 January 2026	16.00	643	9 January 2025	15.00	612	11 January 2024	14.00	568
Fourth interim	9 April 2026	18.00	722	10 April 2025	16.00	656*	11 April 2024	16.00	652**
Total		66.00	2,661		61.00	2,492		58.00	2,355
*The estimate for the fourth interim dividend for 2024 disclosed in the 2024 Annual Report was £653 million, £3 million less than the dividend that was ultimately paid.
**The estimate for the fourth interim dividend for 2023 disclosed in the 2023 Annual Report was £649 million, £3 million less than the dividend that was ultimately paid.

Summary of dividends to shareholders	The amounts recognised in each year were as follows:

	2025 £m	2024 £m	2023 £m
Cash dividends to shareholders	2,564	2,444	2,247